Payden Strategic Income Fund

Schedule of Investments - July 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (12%)
220,000	Arbys Funding LLC 144A, 3.24%, 7/30/50 (a)	$224
500,000	Atrium XII 144A, (3 mo. LIBOR USD + 2.800%), 3.06%, 4/22/27 (a)(b)	450
700,000	Blackrock European CLO VII DAC 144A, (3 mo. EURIBOR + 1.700%), 1.70%, 10/15/31 EUR (a)(b)(c)	809
345,902	BlueMountain CLO 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 0.930%), 1.20%, 7/18/27 (a)(b)	342
300,000	BlueMountain CLO 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 2.750%), 3.02%, 7/18/27 (a)(b)	276
450,000	BlueMountain CLO 2015-3 Ltd. 144A, (3 mo. LIBOR USD + 2.600%), 2.87%, 4/20/31 (a)(b)	373
500,000	Carlyle C17 CLO Ltd. 144A, (3 mo. LIBOR USD + 2.800%), 3.07%, 4/30/31 (a)(b)	456
230,000	CARS-DB4 LP 144A, 4.17%, 2/15/50 (a)	227
360,000	CARS-DB4 LP 144A, 4.95%, 2/15/50 (a)	350
590,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 2.350%), 2.66%, 6/09/30 (a)(b)	576
600,000	CIFC European Funding CLO II DAC 144A, (3 mo. EURIBOR + 0.900%), 0.90%, 4/15/33 EUR (a)(b)(c)	706
400,000	CIFC Funding 2013-III-R Ltd. 144A, (3 mo. LIBOR USD + 2.900%), 3.16%, 4/24/31 (a)(b)	371
620,000	CLNC 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%), 1.74%, 8/20/35 (a)(b)	564
249,008	Countrywide Asset-Backed Certificates, 4.54%, 10/25/46 (d)	247
310,000	Driven Brands Funding LLC 144A, 3.79%, 7/20/50 (a)	324
500,000	Dryden 33 Senior Loan Fund 144A, (3 mo. LIBOR USD + 1.750%), 2.03%, 4/15/29 (a)(b)	490
400,000	Dryden XXVI Senior Loan Fund 144A, (3 mo. LIBOR USD + 5.540%), 5.82%, 4/15/29 (a)(b)	341
400,000	Grippen Park CLO Ltd. 144A, (3 mo. LIBOR USD + 3.300%), 3.57%, 1/20/30 (a)(b)	378
500,000	LCM XXI LP 144A, (3 mo. LIBOR USD + 2.000%), 2.27%, 4/20/28 (a)(b)	488
490,000	LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 1.67%, 5/15/36 (a)(b)	477
400,000	Man GLG Euro CLO 144A, (3 mo. EURIBOR + 0.900%), 0.90%, 10/15/32 EUR (a)(b)(c)	468
732,943	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 1.33%, 6/15/28 (a)(b)	723
250,000	Montmartre Euro CLO 2020-2 DAC 144A, (3 mo. EURIBOR + 1.590%), 1.59%, 7/15/33 EUR (a)(b)(c)	294
560,914	NP SPE II LLC 144A, 2.86%, 11/19/49 (a)	562
400,000	OCP CLO 2014-5 Ltd. 144A, (3 mo. LIBOR USD + 2.900%), 3.14%, 4/26/31 (a)(b)	366
250,000	OCP CLO 2020-18 Ltd. 144A, (3 mo. LIBOR USD + 1.800%), 2.05%, 4/20/30 (a)(b)	250
600,000	OZLME V DAC 144A, (3 mo. EURIBOR + 1.750%), 1.75%, 1/14/32 EUR (a)(b)(c)	701
380,000	Palmer Square CLO 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 2.000%), 2.29%, 4/20/29 (a)(b)	381
407,950	Planet Fitness Master Issuer LLC 144A, 3.86%, 12/05/49 (a)	373

Principal or Shares	Security Description	Value (000)

500,000	Regatta Funding LP 2013-2A 144A, (3 mo. LIBOR USD + 2.700%), 2.98%, 1/15/29 (a)(b)	$486
400,000	Sound Point Euro CLO III Funding DAC 144A, (3 mo. EURIBOR + 0.950%), 0.95%, 4/15/33 EUR (a)(b)(c)	467
600,000	St Paul’s CLO XII DAC 144A, (3 mo. EURIBOR + 3.200%), 3.20%, 4/15/33 EUR (a)(b)(c)	679
370,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.400%), 1.57%, 7/15/38 (a)(b)	362
300,000	Voya Euro CLO III DAC 144A, (3 mo. EURIBOR + 0.920%), 0.92%, 4/15/33 EUR (a)(b)(c)	349
430,000	Westlake Automobile Receivables Trust 2020-1 144A, 2.80%, 6/16/25 (a)	433
445,500	Wingstop Funding 2018-1 LLC 144A, 4.97%, 12/05/48 (a)	460

Total Asset Backed (Cost - $16,018)		15,823

Bank Loans(e) (3%)
250,000	AI Convoy Luxembourg Sarl Term Loan B 1L, (3 mo. EURIBOR + 3.750%), 3.75%, 1/20/27 EUR (c)	287
673,293	Altice France SA Term Loan B11 1L, (LIBOR USD 1-Month + 2.750%), 2.93%, 7/31/25	647
472,674	CDW LLC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.92%, 8/17/23	473
300,000	Froneri Lux FinCo SARL Term Loan B 1L, (3 mo. EURIBOR + 2.625%), 2.63%, 1/31/27 EUR (c)	343
317,371	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 3-Month + 2.750%), 3.74%, 10/22/25	313
410,000	K-MAC Holdings Corp. Term Loan 1L, (LIBOR USD 3-Month + 2.750%), 3.18%, 3/16/25	395
498,750	Sotera Health Holdings LLC Term Loan 1L, (LIBOR USD 1-Month + 4.500%), 5.50%, 12/13/26	498
782,000	Tacala Investment Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%), 3.66%, 2/05/27	759
125,000	T-Mobile USA Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 3.16%, 4/01/27	126

Total Bank Loans (Cost - $3,861)		3,841

Corporate Bond (48%)
Financial (20%)
435,000	AerCap Ireland Capital DAC/AerCap Global
	Aviation Trust, 5.00%, 10/01/21	446
145,000	Air Lease Corp., 2.30%, 2/01/25	140
270,000	American Honda Finance Corp., 0.88%, 7/07/23	272
210,000	AmWINS Group Inc. 144A, 7.75%, 7/01/26 (a)	232
770,000	Ares Capital Corp., 3.50%, 2/10/23	781
185,000	Ares Capital Corp., 3.63%, 1/19/22	190
230,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (a)	250
180,000	Assurant Inc., (3 mo. LIBOR USD + 4.135%), 7.00%, 3/27/48 (b)	188
725,000	Avolon Holdings Funding Ltd. 144A,
	3.63%, 5/01/22 (a)	695

1	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

445,000	Bank of America Corp., (3 mo. LIBOR USD + 1.021%), 2.88%, 4/24/23 (b)	$462
385,000	Bank of Nova Scotia, 1.30%, 6/11/25	394
255,000	Barclays Bank PLC, 1.70%, 5/12/22	260
270,000	Barclays PLC, 3.68%, 1/10/23	281
510,000	BBVA USA, 2.88%, 6/29/22	527
250,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 2.074%), 2.22%, 6/09/26 (a)(b)	261
400,000	Canadian Imperial Bank of Commerce, 3.10%, 4/02/24	433
375,000	Charles Schwab Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.971%), 5.38%, (b)(f)	412
235,000	CIT Group Inc., (3 mo. LIBOR USD + 3.972%), 5.80%, (b)(f)	182
520,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 2.107%), 2.57%, 6/03/31 (b)	554
400,000	Citigroup Inc., (3 mo. LIBOR USD + 0.950%), 2.88%, 7/24/23 (b)	417
130,000	Citigroup Inc., (3 mo. LIBOR USD + 4.478%), 6.13%, (b)(f)	131
420,000	Citizens Bank NA, 3.25%, 2/14/22	436
390,000	Comerica Bank, 2.50%, 7/23/24	415
375,000	Credit Agricole SA 144A, (U.S. Secured Overnight Financing Rate Index + 1.676%), 1.91%, 6/16/26 (a)(b)	386
335,000	Credit Suisse Group AG 144A, (U.S. Secured Overnight Financing Rate + 1.560%), 2.59%, 9/11/25 (a)(b)	351
830,000	Daimler Finance North America LLC 144A, 3.65%, 2/22/24 (a)	902
450,000	Diversified Healthcare Trust, 4.75%, 5/01/24	413
425,000	Enstar Group Ltd., 4.50%, 3/10/22	437
275,000	Equinix Inc., 2.88%, 10/01/25 EUR (c)	330
460,000	Federation des Caisses Desjardins du Quebec 144A, 2.05%, 2/10/25 (a)	479
470,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (a)	527
700,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.235%), 1.63%, 2/15/23 (b)	651
630,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	637
415,000	FS KKR Capital Corp., 4.75%, 5/15/22	418
400,000	FS KKR Capital Corp. II 144A, 4.25%, 2/14/25 (a)	364
350,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%), 1.82%, 1/14/22 (b)	351
500,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 3.598%), 5.75%, (b)(f)	473
400,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.110%), 1.35%, 4/26/22 (b)	402
590,000	HSBC Holdings PLC, (U.S. Secured Overnight Financing Rate + 1.929%), 2.10%, 6/04/26 (b)	605
245,000	Intercontinental Exchange Inc., 2.10%, 6/15/30	260
550,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.850%), 2.08%, 4/22/26 (b)	578

Principal or Shares	Security Description	Value (000)

555,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%), 3.19%, 11/28/23 (a)(b)	$581
430,000	Mitsubishi UFJ Financial Group Inc., 3.41%, 3/07/24	468
500,000	Mizuho Financial Group Inc., (3 mo. LIBOR USD + 1.000%), 3.92%, 9/11/24 (b)	543
580,000	Morgan Stanley, (3 mo. LIBOR USD + 0.930%), 1.19%, 7/22/22 (b)	584
500,000	MPT Operating Partnership LP/MPT Finance Corp., 5.50%, 5/01/24	510
320,000	Muthoot Finance Ltd. 144A, 6.13%, 10/31/22 (a)	329
315,000	National Securities Clearing Corp. 144A, 1.50%, 4/23/25 (a)	328
270,000	Nomura Holdings Inc., 1.85%, 7/16/25	274
255,000	OneMain Finance Corp., 8.88%, 6/01/25	288
345,000	Owl Rock Capital Corp., 3.75%, 7/22/25	343
235,000	Royal Bank of Canada, 1.60%, 4/17/23	242
450,000	Santander Holdings USA Inc., 3.24%, 10/05/26	478
500,000	SBA Communications Corp., 4.00%, 10/01/22	508
290,000	SBA Tower Trust 144A, 1.88%, 1/15/26 (a)	294
640,000	Shriram Transport Finance Co. Ltd. 144A, 5.95%, 10/24/22 (a)	617
580,000	SLM Corp., 5.13%, 4/05/22	593
200,000	State Street Corp. 144A, (U.S. Secured Overnight Financing Rate + 2.690%), 2.83%, 3/30/23 (a)(b)	208
260,000	Swedbank AB 144A, 1.30%, 6/02/23 (a)	265
335,000	Synchrony Financial, 2.85%, 7/25/22	343
505,000	VEREIT Operating Partnership LP, 4.60%, 2/06/24	544
335,000	WEA Finance LLC 144A, 3.15%, 4/05/22 (a)	340
585,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.600%), 1.65%, 6/02/24 (b)	597
435,000	Wells Fargo Bank NA, (3 mo. LIBOR USD + 0.660%), 0.97%, 9/09/22 (b)	437
625,000	Zions Bancorp NA, 3.35%, 3/04/22	644

		27,281

Industrial (20%)
430,000	1011778 BC ULC/New Red Finance Inc. 144A, 5.00%, 10/15/25 (a)	440
405,000	AbbVie Inc. 144A, 2.60%, 11/21/24 (a)	433
492,302	American Airlines 2019-1 Class A Pass-Through Trust, 3.50%, 2/15/32	411
200,000	ams AG 144A, 6.00%, 7/31/25 EUR (a)(c)	239
400,000	Anglo American Capital PLC 144A, 4.13%, 4/15/21 (a)	407
600,000	AT&T Inc., (3 mo. LIBOR USD + 1.180%), 1.50%, 6/12/24 (b)	609
540,000	Aviation Capital Group LLC 144A, 3.88%, 5/01/23 (a)	530
260,000	Bausch Health Cos. Inc. 144A, 6.25%, 2/15/29 (a)	277
715,000	Bayer U.S. Finance II LLC 144A, (3 mo. LIBOR USD + 0.630%), 0.93%, 6/25/21 (a)(b)	717

2

Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

350,000	Bayer U.S. Finance II LLC 144A, 3.50%, 6/25/21 (a)	$358
500,000	Blue Cross and Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (a)	549
565,000	Bristol-Myers Squibb Co., 2.90%, 7/26/24	616
192,000	Broadcom Inc. 144A, 3.46%, 9/15/26 (a)	211
300,000	Carrier Global Corp. 144A, 2.24%, 2/15/25 (a)	314
240,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.38%, 6/01/29 (a)	263
50,000	CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	56
450,000	Centene Corp., 4.25%, 12/15/27	479
230,000	Choice Hotels International Inc., 3.70%, 1/15/31	240
500,000	Churchill Downs Inc. 144A, 4.75%, 1/15/28 (a)	511
500,000	Cigna Corp., (3 mo. LIBOR USD + 0.650%), 0.95%, 9/17/21 (b)	500
266,000	Cigna Corp., 3.75%, 7/15/23	290
270,000	CommScope Technologies LLC 144A, 6.00%, 6/15/25 (a)	276
255,000	Costco Wholesale Corp., 1.38%, 6/20/27	265
500,000	Covanta Holding Corp., 5.88%, 3/01/24	515
275,000	Crown European Holdings SA, 2.88%, 2/01/26 EUR (c)(g)	337
216,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21 (a)	222
500,000	DH Europe Finance II Sarl, 2.20%, 11/15/24	531
292,000	Encompass Health Corp., 5.75%, 11/01/24	296
140,000	Equifax Inc., 2.60%, 12/15/25	150
385,000	GATX Corp., 4.35%, 2/15/24	421
500,000	Goodyear Tire & Rubber Co., 5.13%, 11/15/23	500
260,000	HCA Inc., 3.50%, 9/01/30	274
500,000	HCA Inc., 5.00%, 3/15/24	564
210,000	Home Depot Inc., 2.50%, 4/15/27	233
260,000	Honeywell International Inc., 1.35%, 6/01/25	269
240,000	KeHE Distributors LLC/KeHE Finance Corp. 144A, 8.63%, 10/15/26 (a)	260
210,000	Keurig Dr Pepper Inc., 4.06%, 5/25/23	230
260,000	Kraft Heinz Foods Co., 5.00%, 6/04/42	292
260,000	Lamar Media Corp. 144A, 4.88%, 1/15/29 (a)	274
200,000	Land O’ Lakes Inc. 144A, 7.00%, (a)(f)	180
580,000	Lennar Corp., 4.75%, 11/29/27	663
500,000	Level 3 Financing Inc., 5.13%, 5/01/23	503
220,000	Microchip Technology Inc. 144A, 2.67%, 9/01/23 (a)	228
400,000	Moog Inc. 144A, 4.25%, 12/15/27 (a)	409
500,000	Northwell Healthcare Inc., 4.26%, 11/01/47	592
140,000	Open Text Corp. 144A, 3.88%, 2/15/28 (a)	146
250,000	Pfizer Inc., 2.63%, 4/01/30	283
200,000	Prosus NV 144A, 3.68%, 1/21/30 (a)	215
460,000	Prosus NV 144A, 4.03%, 8/03/50 (a)	481
260,000	PTC Inc. 144A, 3.63%, 2/15/25 (a)	270
10,000	PTC Inc. 144A, 4.00%, 2/15/28 (a)	11
250,000	Qorvo Inc. 144A, 4.38%, 10/15/29 (a)	270
500,000	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 144A, 5.13%, 7/15/23 (a)	508

Principal or Shares	Security Description	Value (000)

375,000	Ryder System Inc., 2.88%, 6/01/22	$390
30,000	Science Applications International Corp. 144A, 4.88%, 4/01/28 (a)	31
500,000	Service Corp. International, 5.38%, 5/15/24	511
450,000	Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (a)	480
885,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (a)	891
500,000	Standard Industries Inc. 144A, 4.75%, 1/15/28 (a)	536
390,000	Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	401
260,000	Tencent Holdings Ltd. 144A, 3.24%, 6/03/50 (a)	291
535,000	Tencent Holdings Ltd. 144A, 3.28%, 4/11/24 (a)	572
300,000	Tenet Healthcare Corp., 8.13%, 4/01/22	324
800,000	Teva Pharmaceutical Finance Netherlands II BV 144A, 6.00%, 1/31/25 EUR (a)(c)	1,011
130,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	129
815,000	Toledo Hospital, 5.33%, 11/15/28	887
250,000	United Rentals North America Inc., 5.88%, 9/15/26	267
450,000	Univar Solutions USA Inc. 144A, 5.13%, 12/01/27 (a)	473
230,000	Upjohn Inc. 144A, 1.65%, 6/22/25 (a)	237
500,000	VTR Comunicaciones SpA 144A, 5.13%, 1/15/28 (a)	533
330,000	Weibo Corp., 3.38%, 7/08/30	345
215,000	Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	225
230,000	Yum! Brands Inc. 144A, 7.75%, 4/01/25 (a)	259

		27,911

Utility (8%)
400,000	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	451
580,000	Adani Electricity Mumbai Ltd. 144A, 3.95%, 2/12/30 (a)	574
410,000	CNX Midstream Partners LP/CNX Midstream Finance Corp. 144A, 6.50%, 3/15/26 (a)	402
285,000	Cometa Energia SA de CV 144A, 6.38%, 4/24/35 (a)	302
200,000	DTE Energy Co., 3.70%, 8/01/23	217
270,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	285
355,000	EQM Midstream Partners LP, 4.75%, 7/15/23	361
615,000	EQT Corp., 3.00%, 10/01/22	612
140,000	Exelon Generation Co. LLC, 3.25%, 6/01/25	155
560,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (a)	491
270,000	Kinder Morgan Inc., 2.00%, 2/15/31	269
755,000	Midwest Connector Capital Co. LLC 144A, 3.90%, 4/01/24 (a)	761
860,000	MPLX LP, (3 mo. LIBOR USD + 0.900%), 1.21%, 9/09/21 (b)	856
330,000	National Fuel Gas Co., 5.50%, 1/15/26	357
400,000	Oleoducto Central SA 144A, 4.00%, 7/14/27 (a)	414
400,000	Pacific Gas and Electric Co., 1.75%, 6/16/22	402
340,000	Pattern Energy Operations LP/Pattern Energy Operations Inc. 144A, 4.50%, 8/15/28 (a)	361
400,000	Petroleos Mexicanos 144A, 5.95%, 1/28/31 (a)	345
385,000	Petroleos Mexicanos 144A, 6.49%, 1/23/27 (a)	368

3	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

735,000	Phillips 66 Partners LP, 2.45%, 12/15/24	$761
380,000	Plains All American Pipeline LP/PAA Finance Corp., 5.00%, 2/01/21	383
300,000	Range Resources Corp. 144A, 9.25%, 2/01/26 (a)	290
200,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	228
330,000	TerraForm Power Operating LLC 144A, 4.75%, 1/15/30 (a)	358
445,000	Vistra Operations Co. LLC 144A, 3.55%, 7/15/24 (a)	468
285,000	Williams Cos. Inc., 3.75%, 6/15/27	313

		10,784

Total Corporate Bond (Cost - $63,889)		65,976

Foreign Government (5%)
830,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29 CAD (a)(c)	659
203,333	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (a)	211
430,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (a)	441
280,000	Guatemala Government Bond 144A, 5.38%, 4/24/32 (a)	322
500,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (a)	509
360,000	Mongolia Government International Bond 144A, 8.75%, 3/09/24 (a)	398
500,000	Municipal Finance Authority of British Columbia, 2.55%, 10/09/29 CAD (c)	418
380,000	Nigeria Government International Bond 144A, 6.50%, 11/28/27 (a)	363
300,000	Paraguay Government International Bond 144A, 4.95%, 4/28/31 (a)	352
510,000	Peruvian Government International Bond, 2.78%, 1/23/31	569
350,000	Republic of Belarus Ministry of Finance 144A, 5.88%, 2/24/26 (a)	341
350,000	Senegal Government International Bond 144A, 4.75%, 3/13/28 EUR (a)(c)	398
294,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	304
410,000	Serbia International Bond 144A, 3.13%, 5/15/27 EUR (a)(c)	515
310,000	Ukraine Government International Bond 144A, 7.25%, 3/15/33 (a)	301
300,000	Uruguay Government International Bond, 4.98%, 4/20/55	418

Total Foreign Government (Cost - $6,190)		6,519

Mortgage Backed (16%)
93,260	Alternative Loan Trust 2005-47CB, 5.50%, 10/25/35	77
121,935	Alternative Loan Trust 2005-54CB, 5.13%, 11/25/35	95
629,593	Alternative Loan Trust 2005-54CB, 5.50%, 11/25/35	515

Principal or Shares	Security Description	Value (000)

233,576	Alternative Loan Trust 2007-9T1, 6.00%, 5/25/37	$132
330,660	American Home Mortgage Investment Trust 2006-3, (6 mo. LIBOR USD + 1.750%), 2.12%, 12/25/36 (b)	295
164,313	Banc of America Funding 2005-H Trust, 3.87%, 11/20/35 (d)	143
403,143	BCAP LLC Trust 2007-AA2, 6.00%, 4/25/37	313
420,000	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 2.050%), 2.22%, 11/15/35 (a)(b)	415
645,523	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 1.080%), 1.25%, 10/15/36 (a)(b)	643
143,394	CHL Mortgage Pass-Through Trust 2004-29, 2.70%, 2/25/35 (d)	122
9,615,107	Citigroup Commercial Mortgage Trust 2018-C6, 0.78%, 11/10/51 (d)	510
335,376	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 2.150%), 2.32%, 11/25/39 (a)(b)	304
510,000	Credit Suisse Mortgage Capital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 2.650%), 2.82%, 5/15/36 (a)(b)	495
80,326	CSMC Mortgage-Backed Trust 2006-7, 6.00%, 8/25/36	55
55,526	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%), 1.12%, 10/25/29 (b)	56
497,192	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%), 10.42%, 1/25/29 (b)	532
770,608	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 11.750%), 11.92%, 10/25/28 (b)	869
497,334	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%), 12.42%, 9/25/28 (b)	556
1,347,809	FN CA6322 30YR, 2.50%, 7/01/50	1,417
1,307,294	FN MA2561 15YR, 3.00%, 3/01/31	1,375
1,125,791	FN MA3106 30YR, 3.00%, 8/01/47	1,193
205,676	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 1.850%), 2.02%, 9/25/49 (a)(b)	199
260,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 1.850%), 2.02%, 2/25/50 (a)(b)	249
78,475	Freddie Mac STACR Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 0.750%), 0.92%, 10/25/48 (a)(b)	78
266,008	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%), 2.82%, 1/25/49 (a)(b)	261

4

Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

300,000	Freddie Mac STACR Trust 2019-FTR3 144A, (1 mo. LIBOR USD + 4.800%), 4.98%, 9/25/47 (a)(b)	$198
300,000	Freddie Mac STACR Trust 2019-FTR4 144A, (1 mo. LIBOR USD + 5.000%), 5.17%, 11/25/47 (a)(b)	198
76,176	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 2.050%), 2.22%, 4/25/49 (a)(b)	74
568,558	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 1.400%), 1.57%, 2/25/49 (a)(b)	547
600,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 4.77%, 12/25/42 (b)	557
495,024	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 8.800%), 8.97%, 3/25/28 (b)	512
493,691	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 9.350%), 9.52%, 4/25/28 (b)	556
331,238	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.500%), 10.67%, 5/25/28 (b)	368
495,408	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 11.42%, 12/25/28 (b)	557
248,052	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 11.42%, 10/25/29 (b)	232
1,229,066	G2 MA3802 30YR, 3.00%, 7/20/46	1,306
310,260	GSMPS Mortgage Loan Trust 2005-RP2 144A, (1 mo. LIBOR USD + 0.350%), 0.52%, 3/25/35 (a)(b)	279
36,670	JP Morgan Mortgage Trust 2006-A4, 3.61%, 6/25/36 (d)	32
177,727	JP Morgan Mortgage Trust 2014-2 144A, 3.00%, 6/25/29 (a)(d)	180
420,000	Multifamily Connecticut Avenue Securities Trust 2019-01 144A, (1 mo. LIBOR USD + 3.250%), 3.42%, 10/15/49 (a)(b)	392
1,050,000	Multifamily Connecticut Avenue Securities Trust 2020-01 144A, (1 mo. LIBOR USD + 3.750%), 3.92%, 3/25/50 (a)(b)	973
65,717	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)(d)	68
72,419	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (a)(d)	78
304,176	New Residential Mortgage Loan Trust 2015-2 144A, 3.75%, 8/25/55 (a)(d)	327
540,620	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (a)(d)	584
101,943	PHH Alternative Mortgage Trust Series 2007-1, 6.00%, 2/25/37	96
141,786	RFMSI Series 2006-SA2 Trust, 4.77%, 8/25/36 (d)	104

Principal or Shares	Security Description	Value (000)

1,000,000	Seasoned Credit Risk Transfer Trust Series 2016-1 144A, 3.00%, 9/25/55 (a)(d)	$992
235,647	Sequoia Mortgage Trust 2017-CH1 144A, 3.50%, 8/25/47 (a)(d)	242
660,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%), 2.57%, 2/25/47 (a)(b)	629
300,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 10.67%, 2/25/47 (a)(b)	282
180,767	WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust, 3.70%, 9/25/36 (d)	169
458,190	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 3.49%, 2/25/37 (d)	437

Total Mortgage Backed (Cost - $22,128)		21,868

Municipal (4%)
910,000	California Health Facilities Financing Authority, 2.48%, 6/01/27	954
650,000	California Pollution Control Financing Authority 144A, 5.00%, 7/01/37 (a)	667
1,000,000	California Pollution Control Financing Authority 144A, 6.75%, 12/01/28 (a)	966
250,000	California Pollution Control Financing Authority 144A, 7.50%, 12/01/39 (a)	40
250,000	District of Columbia Water & Sewer Authority, 4.81%, 10/01/14	405
1,500,000	Municipal Improvement Corp. of Los Angeles, 3.43%, 11/01/21	1,546
1,000,000	New York Transportation Development Corp., 5.00%, 7/01/41	1,087

Total Municipal (Cost - $5,631)		5,665

U.S. Treasury (12%)
5,840,000	U.S. Treasury Bill, 0.09%, 10/29/20 (h)	5,839
160,000	U.S. Treasury Bond, 2.00%, 2/15/50	192
1,598,928	U.S. Treasury Inflation Indexed Bonds, 0.13%, 10/15/24	1,696
700,000	U.S. Treasury Note, 1.38%, 8/31/26 (i)	744
6,660,000	U.S. Treasury Note, 1.50%, 2/15/30	7,270
770,000	U.S. Treasury Note, 2.75%, 7/31/23 (i)(j)(k)	831

Total U.S. Treasury (Cost - $16,323)		16,572

Stocks (0%)
Preferred Stock (0%)
3,550	U.S. Bancorp, 6.50%
	(Cost - $102)	95

Investment Company (1%)
758,094	Payden Cash Reserves Money Market Fund *
	(Cost - $758)	758

Total Investments (Cost - $134,900) (101%)		137,117
Liabilities in excess of Other Assets (-1%)		(978)

Net Assets (100%)		$136,139

5	Payden Mutual Funds

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board. (b) Floating rate security. The rate shown reflects the rate in effect at July 31, 2020.

(c)	Principal in foreign currency.
(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020. The stated maturity is subject to prepayments.
(f)	Perpetual security with no stated maturity date.
(g)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(h)	Yield to maturity at time of purchase.
(i)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(j)	All or a portion of the security is pledged to cover futures contract margin requirements.
(k)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 250	USD 289	Citibank, N.A.	08/19/2020	$5

				5

Liabilities:
USD 7,598	EUR 6,722	Citibank, N.A.	09/23/2020	(329)
USD 96	EUR 85	Citibank, N.A.	09/23/2020	(4)
USD 1,064	CAD 1,444	HSBC Bank USA, N.A.	09/23/2020	(14)

				(347)

Net Unrealized Appreciation (Depreciation)				$(342)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	12	Sep-20	$2,652	$2	$2
U.S. Treasury 5-Year Note Future	13	Sep-20	1,640	10	10
U.S. Ultra Bond Future	2	Sep-20	455	10	10

					22

Short Contracts:
U.S. Treasury 10-Year Note Future	1	Sep-20	(140)	(1)	(1)

Total Futures					$21

6

Payden Strategic Income Fund continued

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America	06/20/2025	$3,055	$139	$(306)	$445
High Yield Series 34 Index), Pay 5% Quarterly, Receive upon credit default

7	Payden Mutual Funds